Supplemental Information on Oil and Gas Producing Activities (Unaudited)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
SUPPLEMENTAL INFORMATION ON OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)
The following information is presented in accordance with Accounting Standards Codification (“ASC”) No. 932 “Extractive Activities - Oil and Gas”, as amended by Accounting Standards Update (“ASU”) 2010 - 03 “Oil and Gas Reserves. Estimation and Disclosures”, issued by the Financial Accounting Standards Board (“FASB”) in January 2010.
Oil and gas reserves
Proved oil and gas reserves are those quantities of oil and gas which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible (from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations) prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within reasonable time. In some cases, substantial investments in new wells and related facilities may be required to recover proved reserves.
Information on net proved reserves as of December 31, 2022, 2021 and 2020 was calculated in accordance with the SEC rules under ASC 932. Accordingly, crude oil prices used to determine reserves were calculated for crude oils of different quality produced by the Company. Consequently, to calculate our net proved reserves as of December 31, 2022, the Company considered, according to the SEC rules and FASB ASC 932 rules, the unweighted average realized price of crude oil for each month within the twelve-month period ended December 31, 2022, which refers to the domestic oil prices adjusted by each different quality produced by the Company.
Additionally, since there are no benchmark market natural gas prices available in Argentina, the Company considered the 12 months average of domestic market realized prices, according to the SEC rules and FASB ASC 932 rules, and it also took into account the effect of certain areas from the Neuquina basin where prices are set according to contracts awarded to YPF under the Plan GasAr 2020-2024 and the Plan GasAr 2023-2028 until their corresponding termination dates.
Notwithstanding the foregoing, commodity prices have fluctuated significantly in recent years.
Net reserves are defined as that portion of the gross reserves attributable to the interest of YPF after deducting interests owned by third parties. In determining net reserves, the Group excludes from its reported reserves royalties due to others, whether payable in cash or in kind, where the royalty owner has a direct interest in the underlying production and is able to make lifting and sales arrangements independently. By contrast, to the extent that royalty payments required to be made to a third party, whether payable in cash or in kind, are a financial obligation, or are substantially equivalent to a production or severance tax, the related reserves are not excluded from the reported reserves despite the fact that such payments are referred to as royalties under local regulations. The same methodology is followed in reporting our production amounts.
Gas reserves exclude the gaseous equivalent of liquids expected to be removed from the gas on concessions and leases, at field facilities and at gas processing plants. These liquids are included in net proved reserves of natural gas liquids.
Technology used in establishing proved reserves additions in 2022
YPF’s estimated proved reserves as of December 31, 2022 are based on estimates generated through the integration of available and appropriate data, utilizing well-established technologies that have been demonstrated in the field to yield repeatable and consistent results. Data used in these integrated assessments include information obtained directly from the subsurface via wellbore, such as well logs, reservoir core samples, fluid samples, static and dynamic pressure information, production test data, and surveillance and performance information. The data utilized also include subsurface information obtained through indirect measurements, including high quality
2-D
and
3-D
seismic data, calibrated with available well control. Where applicable, geological outcrops information was also utilized. The tools used to interpret and integrate all this data included both proprietary and commercial software for reservoir modeling, simulation and data analysis. In some circumstances, where appropriate analog reservoir models are available, reservoir parameters from these analog models were used to increase the reliability of our reserves estimates.

Reserves sensitivity
The impact of negative future fluctuations of oil and gas prices, and operating costs, in the estimated proved reserves, may be captured through a reserves sensitivity estimate.
Assuming all other factors remain constant, if commodity reference prices for crude oil used in our year-end
reserve estimates were decreased by 10%, our total proved reserves as of December 31, 2022 would decrease by approximately 2%.
If natural gas prices used in our
year-end
reserve estimates decreased by 10%, our total proved reserves as of December 31, 2022 would decrease by approximately 1%.
Furthermore, assuming all other factors remain constant, if costs used in our year-end
reserve estimates increased by 10% for crude oil and natural gas, our total proved reserves as of December 31, 2022 would decrease by approximately 3%.
However, if we combine the three mentioned effects, our total proved reserves as of December 31, 2022 would decrease by approximately 7%.
In addition, as a result of the prices used to calculate the present value of future net revenues from our proved reserves, in accordance with SEC rules, which are similar to the calculation of proved reserves described above, the present value of future net revenues from our proved reserves will not necessarily be the same as the current market value of our estimated crude oil and natural gas reserves.

Changes in YPF’s estimated net proved reserves
The table below sets forth information regarding changes in YPF’s net proved reserves for the year ended as of December 31, 2022, 2021 and 2020, by hydrocarbon product:

	For the year ended December 31,
	(millions of barrels)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil and condensate
Consolidated entities
As of January 1,	643	-	643	483	-	483	613	-	613
Developed	322	-	322	229	-	229	301	-	301
Undeveloped	321	-	321	254	-	254	312	-	312
Revisions of previous estimates (1)	(72)	-	(72)	161	-	161	(92)	-	(92)
Extensions and discoveries	125	-	125	76	-	76	47	-	47
Improved recovery	(7)	-	(7)	*	-	*	*	-	*
Purchase of minerals in place	-	-	-	*	-	*	-	-	-
Sale of minerals in place	-	-	-	-	-	-	(9)	-	(9)
Production for the year (2)	(83)	-	(83)	(77)	-	(77)	(76)	-	(76)

As of December 31, (3)	606	-	606	643	-	643	483	-	483
Developed	262	-	262	322	-	322	229	-	229
Undeveloped	344	-	344	321	-	321	254	-	254
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil and condensate
Consolidated and Equity-accounted entities
As of January 1,
Developed	322	-	322	229	-	229	301	-	301
Undeveloped	321	-	321	254	-	254	312	-	312

Total	643	-	643	483	-	483	613	-	613
As of December 31,
Developed	262	-	262	322	-	322	229	-	229
Undeveloped	344	-	344	321	-	321	254	-	254

Total	606	-	606	643	-	643	483	-	483

*	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Crude oil production for the years ended on December 31, 2022, 2021 and 2020 includes an estimated of 12, 11 and 11 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved crude oil reserves of consolidated entities for the years ended on December 31, 2022, 2021 and 2020 include an estimated of 82, 92 and 70 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

	For the year ended December 31,
	(millions of barrels)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas liquids
Consolidated entities
As of January 1,	64	-	64	63	-	63	60	-	60
Developed	34	-	34	32	-	32	38	-	38
Undeveloped	30	-	30	31	-	31	22	-	22
Revisions of previous estimates (1)	1	-	1	(5)	-	(5)	8	-	8
Extensions and discoveries	27	-	27	19	-	19	9	-	9
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	(1)	-	(1)
Production for the year (2)	(15)	-	(15)	(13)	-	(13)	(13)	-	(13)

As of December 31, (3)	77	-	77	64	-	64	63	-	63
Developed	36	-	36	34	-	34	32	-	32
Undeveloped	41	-	41	30	-	30	31	-	31
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas liquids
Consolidated and Equity-accounted entities
As of January 1,
Developed	34	-	34	32	-	32	38	-	38
Undeveloped	30	-	30	31	-	31	22	-	22

Total	64	-	64	63	-	63	60	-	60
As of December 31,
Developed	36	-	36	34	-	34	32	-	32
Undeveloped	41	-	41	30	-	30	31	-	31

Total	77	-	77	64	-	64	63	-	63

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Natural gas liquids production for the years ended on December 31, 2022, 2021 and 2020 includes an estimated of 2, 1 and 1 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas liquids reserves of consolidated entities for the years ended on December 31, 2022, 2021 and 2020 include an estimated of 11, 8 and 7 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

S - 7

	For the year ended December 31,
	(billions of standard cubic feet)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas
Consolidated entities
As of January 1,	2,447	-	2,447	2,110	-	2,110	2,241	-	2,241
Developed	1,676	-	1,676	1,486	-	1,486	1,743	-	1,743
Undeveloped	771	-	771	624	-	624	498	-	498
Revisions of previous estimates (1)	(91)	-	(91)	347	-	347	136	-	136
Extensions and discoveries	952	-	952	450	-	450	199	-	199
Improved recovery	1	-	1	*	-	*	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	(6)	-	(6)
Production for the year (2)	(483)	-	(483)	(460)	-	(460)	(460)	-	(460)

As of December 31, (3) (4)	2,826	-	2,826	2,447	-	2,447	2,110	-	2,110
Developed	1,637	-	1,637	1,676	-	1,676	1,486	-	1,486
Undeveloped	1,189	-	1,189	771	-	771	624	-	624
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(billions of standard cubic feet)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas
Consolidated and Equity-accounted entities
As of January 1,
Developed	1,676	-	1,676	1,486	-	1,486	1,743	-	1,743
Undeveloped	771	-	771	624	-	624	498	-	498

Total	2,447	-	2,447	2,110	-	2,110	2,241	-	2,241
As of December 31,
Developed	1,637	-	1,637	1,676	-	1,676	1,486	-	1,486
Undeveloped	1,189	-	1,189	771	-	771	624	-	624

Total	2,826	-	2,826	2,447	-	2,447	2,110	-	2,110

*	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Natural gas production for the years ended on December 31, 2022, 2021 and 2020 includes an estimated of 57, 53 and 53 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2022, 2021 and 2020 include an estimated of 335, 288 and 245 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2022, 2021 and 2020 include an estimated of 299, 337 and 290 bcf, respectively, which is consumed as fuel at the field.

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil equivalent (1)
Consolidated entities
As of January 1,	1,143	-	1,143	922	-	922	1,073	-	1,073
Developed	655	-	655	526	-	526	650	-	650
Undeveloped	488	-	488	396	-	396	423	-	423
Revisions of previous estimates (2)	(87)	-	(87)	216	*	216	(61)	*	(61)
Extensions and discoveries	322	-	322	176	-	176	92	-	92
Improved recovery	(7)	-	(7)	*	-	*	-	-	-
Purchase of minerals in place	-	-	-	*	-	*	-	-	-
Sale of minerals in place	-	-	-	-	-	-	(11)	-	(11)
Production for the year (3)	(184)	-	(184)	(171)	*	(171)	(171)	*	(171)

As of December 31, (4)	1,187	-	1,187	1,143	-	1,143	922	-	922
Developed	590	-	590	655	-	655	526	-	526
Undeveloped	597	-	597	488	-	488	396	-	396
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (2)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (3)	-	-	-	-	-	-	-	-	-

As of December 31, (4)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil equivalent
Consolidated and Equity-accounted entities
As of January 1,
Developed	655	-	655	526	-	526	650	-	650
Undeveloped	488	-	488	396	-	396	423	-	423

Total	1,143	-	1,143	922	-	922	1,073	-	1,073
As of December 31,
Developed	590	-	590	655	-	655	526	-	526
Undeveloped	597	-	597	488	-	488	396	-	396

Total	1,187	-	1,187	1,143	-	1,143	922	-	922

*	Not material (less than 1).
(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)
Revisions in estimates of reserves are performed at least once a year. Revisions of crude oil, natural gas liquids and natural gas reserves are considered prospectively in the calculation of depreciation.

(3)
Barrel of oil equivalent production of consolidated entities for the years ended on December 31, 2022, 2021 and 2020 includes an estimated of 24, 22 and 22 mmboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved oil equivalent reserves of consolidated entities for the years ended on December 31, 2022, 2021 and 2020 include an estimated of 153, 151 and 120 mmboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

The paragraphs below explain in further detail the most significant changes in our proved reserves during the years 2022, 2021 and 2020.
Changes in YPF’s estimated net proved reserves during 2022
Extensions and discoveries
As a result of wells drilled and put on production in areas with unproved reserves or resources, approximately 34 mmboe of proved developed reserves were added (5 mmbbl of crude oil, 3 mmbbl of NGL and 144 bcf of natural gas), and 288 mmboe of proved undeveloped reserves (808 bcf of natural and gas, 24 mmbbl of NGL and 120 mmbbl of crude oil) were added.
Both proved undeveloped reserves additions and proved developed reserves contributions are mainly related to projects of unconventional oil and gas of Vaca Muerta formation in the Neuquina basin.
Improved recovery
A downwards revision of 7 mmboe resulted as a net proved reserves change of improved recovery in secondary and tertiary recovery projects, mainly from areas located in the Golfo San Jorge basin. Net revisions are related to negative changes in secondary projects due to reserves estimates and strategy revisions, and to positive changes resulting from additions of tertiary projects implementation in the Neuquina basin.
Sales and acquisitions
As a result of sales and acquisitions, there were no volumes for changes or additions during 2022.
Revisions of previous estimates
During 2022 the Company’s proved reserves were revised downwards by 87 mmboe (a decrease of 72 mmbbl of crude oil, an increase of 1 mmbbl of NGL and a decrease of 91 bcf of natural gas). The main revisions of proved reserves have been due to the following:

•	A downwards revision of 46 mmboe resulted from drilling schedule modification and project strategy adjustments.

•	A decrease of 55 mmboe as a result of economic revisions impacted by higher operating costs and changes in oil price.

•
An upwards revision of 15 mmboe resulted from existing fields due to better liquid and gas production performance. In addition, an increase of approximately
4
mmboe resulted as a consequence of new reserves estimates, mainly in the Neuquina basin.

Changes in YPF’s estimated proved reserves during 2021
Extensions and discoveries
As a result of wells drilled and put on production in unproved reserves and resources areas, approximately 27 mmboe of proved developed reserves were added (3 mmbbl of crude oil, 3 mmbbl of NGL and 116 bcf of natural gas), and 148 mmboe of proved undeveloped reserves (334 bcf of natural and gas, 16 mmbbl of NGL and 73 mmbbl of crude oil) were added, mainly due to shale oil and gas projects in the Vaca Muerta formation.
Both proved undeveloped reserves additions and proved developed reserves contributions are related to unconventional areas in the Neuquina basin.
Improved recovery
No significant proved reserves volumes were added as a net result of secondary and tertiary recovery projects. A total of approximately 5 mmboe of proved reserves from the Golfo San Jorge basin were added, mainly due to new projects of polymer injection and positive production of tertiary recovery response.
Sales and acquisitions
As a net result of sales and acquisitions, there is a no significant proved reserves volume related to the date change of Bajo del Toro area acquisition.
Revisions of previous estimates
During 2021 the Company’s proved reserves were revised upwards by 217 mmboe (an increase of 161 mmbbl of crude oil, a decrease of 6 mmbbl of NGL and an increase of 347 bcf of natural gas). The main revisions of proved reserves have been due to the following:

•
Total liquids and gas production performance from existing wells was better than expected, resulting in an addition of approximately 44 mmboe to proved developed reserves, according to new reserves estimates, mainly in the Neuquina basin.

•
An increase of 186 mmboe of proved reserves as a result of the impact of higher average oil prices on incomes and fields economic limit, in conjunction with higher average prices due to Plan GasAr, as a secondary effect. Changes occurred mainly in mature fields with high operating costs.

•
A downwards revision of 17 mmboe resulted from existing projects in the Neuquina basin and Austral basin due to changes in the development strategy in certain areas and the production performance, respectively.

Changes in YPF’s estimated proved reserves during 2020
Extensions and discoveries
As a result of wells drilled and put on production in unproved reserves and resources areas, approximately 6 mmboe of proved developed reserves were added (4 mmbbl of crude oil and 9 bcf of natural gas), and 85 mmboe of proved undeveloped reserves (42 mmbbl of crude oil, 9 mmbbl of NGL and 189 bcf of natural gas) were added, mainly due to new shale oil and gas projects in the Vaca Muerta formation.
Main proved undeveloped reserves additions are related to Unconventional activities in the Neuquina basin, while proved developed reserves contributions come in most cases from the Neuquina and San Jorge basin executed projects.
Improved recovery
As a result of the execution of some secondary recovery projects, mainly in the Neuquina, basin and tertiary recovery in Manantiales Behr field, offset by delay in some projects development plan, no significant reserves volumes were added.
Sales and acquisitions
As a result of sales, 11 mmboe of proved reserves were reduced., mainly due to a change of participation in Bandurria Sur field.
Revisions of previous estimates
During 2020, the Company’s proved reserves were revised downwards by 61 mmboe (93 mmbbl of crude oil offset by an increase of 8 mmbbl of NGL and 136 bcf of natural gas).
The main revisions of proved reserves have been due to the following:

•
Total liquids and gas production performance from existing wells was better than expected, resulting in an addition of approximately 38 mmboe to proved developed reserves, according to new reserves estimates, mainly in the Neuquina and Austral basins.

•
A deduction of 61 mmboe of proved reserves as a result of lower average oil prices and its impact on incomes, and on fields economic limit, partially offset by higher average prices due to Plan Gas IV incentive. Changes occurred mainly in fields of the Golfo San Jorge and Neuquina basins.

•	A change in our development strategy in certain areas, including cancelled or deferred schedules, resulted in a downwards revision of 37 mmboe from previous projects, mainly from the Neuquina basin.

Capitalized costs
The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2022, 2021 and 2020:

	2022				2021			2020
Consolidated capitalized costs	Argentine	Other foreign	Worldwide		Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide

Proved oil and gas properties
Mineral property, wells and related equipment	49,698	-	49,698	(1)	47,792	-	47,792	46,276	37	46,313
Support equipment and facilities	1,827	-	1,827	(2)	1,644	-	1,644	1,351	-	1,351
Drilling and work in progress	2,638	-	2,638		1,949	-	1,949	1,899	-	1,899
Unproved oil and gas properties	173	-	173		221	-	221	238	-	238

Total capitalized costs	54,336	-	54,336		51,606	-	51,606	49,764	37	49,801
Accumulated depreciation and valuation allowances	(43,440)	-	(43,440)	(3)	(41,679)	-	(41,679)	(39,334)	(34)	(39,368)

Net capitalized costs	10,896	-	10,896		9,927	-	9,927	10,430	3	10,433

(1)	Includes 524 corresponding to Upstream wells related equipment contracts comprised in right-of-use assets.
(2)	Includes 351 corresponding to Upstream support equipment and facilities contracts comprised in righ-of-use assest.
(3)	Includes (566) corresponding to accumulated depreciation of all Upstream contracts of right-of-use assets.
Costs incurred
The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2022, 2021 and 2020:

	2022				2021			2020
Consolidated costs incurred	Argentine	Other foreign	Worldwide		Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide

Acquisition of unproved properties	-	-	-		-	-	-	10	-	10
Acquisition of proved properties	-	-	-		-	-	-	-	-	-
Exploration costs	80	2	82		44	2	46	32	2	34
Development costs	3,138	-	3,138	(1)	1,938	-	1,938	849	-	849

Total costs incurred	3,218	2	3,220		1,982	2	1,984	891	2	893

(1)	Includes 223 corresponding to development cost related to Upstream contractscomprised in right-of-use assets.

Results of operations from oil and gas producing activities
The following tables include only the revenues and expenses directly associated with oil and gas producing activities. It does not include any allocation of the interest costs or corporate overhead and, therefore, is not necessarily indicative of the contribution to net earnings of the oil and gas operations.
Differences between these tables and the amounts shown in Note 5 “Segment information”, for the exploration and production business unit, relate to additional operations that do not arise from those properties held by the Group.

	2022			2021			2020
Consolidated results of operations	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide

Net sales to unaffiliated parties	51	-	51	49	-	49	33	-	33
Net intersegment sales	7,134	-	7,134	5,820	-	5,820	4,222	-	4,222

Total net revenues	7,185	-	7,185	5,869	-	5,869	4,255	-	4,255
Production costs	(3,712)	(1)	(3,713)	(2,921)	(2)	(2,923)	(2,684)	(2)	(2,686)
Exploration expenses	(63)	(2)	(65)	(27)	(2)	(29)	(78)	(2)	(80)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(2,075)	-	(2,075)	(2,378)	-	(2,378)	(1,984)	-	(1,984)
Impairment of Property, plant and equipment	(123)	-	(123)	(115)	-	(115)	(45)	-	(45)
Other (1)	82	1	83	(306)	9	(297)	40	3	43

Pre-tax income (loss) from producing activities	1,294	(2)	1,292	122	5	127	(496)	(1)	(497)
Income tax expense / benefit	(453)	-	(453)	(43)	-	(43)	149	-	149

Results of oil and gas producing activities	841	(2)	839	79	5	84	(347)	(1)	(348)

(1)	Mainly includes lawsuits, result for sale of participation in areas and financial accretion for the hydrocarbon wells abandonment obligations, among others.
Standardized measure of discounted future net cash flows
The standardized measure is calculated as the excess of future cash inflows from proved reserves less future costs of producing and developing the reserves, future income taxes and a discount factor. Future cash inflows represent the revenues that would be received from production of year-end
proved reserve quantities assuming the future production would be sold at the prices used for reserves estimates as of year-end
(the “average price”). Accordingly, crude oil prices used to determine reserves were calculated each month, for crude oils of different quality produced by the Group.

The Company considered the unweighted average realized price of crude oil for each month within the twelve-month period ended December 31, 2022, which refers to the domestic oil prices adjusted by each different quality produced by the Company.
Additionally, since there are no benchmark market natural gas prices available in Argentina, the Company considered the 12 months average of domestic market realized prices, according to the SEC rules and FASB ASC 932 rules, and it also took into account the effect of certain areas from the Neuquina basin where prices are set according to contracts awarded to YPF under the Plan GasAr 2020-2024 and the Plan GasAr 2023-2028 until their corresponding termination dates.
Future production costs include the estimated expenditures related to production of the proved reserves, plus any production taxes without consideration of future inflation. Future development costs include the estimated costs of drilling development wells and installation of production facilities, plus the net costs associated with dismantling and abandonment of wells, assuming year-end
costs continue without consideration of future inflation. Future income taxes were determined by applying statutory rates to future cash inflows less future production costs and less tax depreciation of the properties involved. The present value was determined by applying a discount rate of 10% per year to the annual future net cash flows.
The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2022			2021			2020
Consolidated standardized measure of discounted future net cash flows	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide

Future cash inflows	48,580	-	48,580	50,843	-	50,843	24,651	-	24,651
Future production costs	(22,076)	-	(22,076)	(22,509)	-	(22,509)	(13,428)	-	(13,428)
Future development costs	(10,936)	-	(10,936)	(8,957)	-	(8,957)	(7,671)	-	(7,671)
Future income tax expenses	(3,808)	-	(3,808)	(5,286)	-	(5,286)	(160)	-	(160)
10% annual discount for estimated timing of cash flows	(4,658)	-	(4,658)	(5,036)	-	(5,036)	(1,259)	-	(1,259)

Total standardized measure of discounted future net cash flows	7,102	-	7,102	9,055	-	9,055	2,133	-	2,133

Changes in the standardized measure of discounted future net cash flows
The following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Beginning of year	9,055	2,133	6,371
Sales and transfers, net of production costs	(3,173)	(850)	(2,097)
Net change in sales and transfer prices, net of future production costs	(2,862)	3,396	(4,774)
Changes in reserves and production rates (timing)	(574)	5,013	(314)
Net changes for extensions, discoveries and improved recovery	4,722	3,329	1,429
Net change due to purchases and sales of minerals in place	-	-	(233)
Changes in estimated future development and abandonment costs	(3,481)	(1,946)	(1,241)
Development costs incurred during the year that reduced future development costs	1,439	990	1,124
Accretion of discount	806	241	576
Net change in income taxes	1,148	(3,255)	1,263
Others	22	4	29

End of year	7,102	9,055	2,133